Income tax (Movement of Valuation Allowance) (Details) (Valuation Allowance of Deferred Tax Assets [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	1,190	2,435	1,303
Additions	135	1,023	1,132
Reversal	(597)	(2,268)
Ending balance	728	1,190	2,435